Subsequent Events (Details) (USD $)			1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Subsequent Event [Member]	Dec. 31, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Sale Of Series A Convertible Preferred Stock, Shares			1,500
Stated Value Of Series A Convertible Preferred Stock			$ 1,500,000
Convertible Preferred Stock, Terms of Conversion
On March 31, 2014, the Company sold, pursuant to a securities purchase agreement, an aggregate of 1,500 shares of Series A Convertible Preferred Stock, with a stated value of $1,500,000 that are convertible into shares of the Company’s common stock at a conversion price of $0.20 in stated value per share (7,500,000 shares of common stock), and five-year warrants, which vested in full upon issuance, to purchase up to 11,250,000 additional shares of common stock at a purchase price of $0.25 per share to eight institutional investors. The Company received a total of $1,400,000 in net proceeds from the sales. Each share of Series A Convertible Preferred Stock is entitled to cash interest payments of 9% of the stated value per year, payable quarterly. The Series A Convertible Preferred Stock is voluntarily and mandatorily convertible into shares of common stock pursuant to the provisions of the securities purchase agreement, with any shares of Series A Convertible Preferred Stock outstanding on March 31, 2017 automatically converting into common stock. The investors received rights of first refusal and rights of participation in future financings of the Company until March 31, 2015. In addition, the investors received most favored nation protections on the terms and conditions of the warrants and preferred stock so long as such securities remain outstanding. Additionally, until September 30, 2015, each investor has the right to invest the amount invested by such investor in the above-referenced transaction in Series A Convertible Preferred Stock of Arista Power on substantially similar terms. The Series A Convertible Preferred Stock and warrants have customary anti-dilution protections and registration rights including a “full ratchet” anti-dilution adjustment provision.

Proceeds from Issuance or Sale of Equity			$ 1,400,000
Common stock, shares issued	17,993,694	12,406,633	7,500,000